ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and welfare	120,256	38,797
Deferred revenue	59,585	51,780
Product warranty	49,527	32,782
Current operating lease liabilities	32,799	48,120
Accrued expenses	17,688	14,979
Government subsidies	26,098	26,158
Other current liabilities	46,296	39,659
Total	352,249	252,275

Product warranty activities were as follows:

Product Warranty
RMB
Balance as of January 1, 2018	8,431
Provided during the year	68,866
Utilized during the year	(21,698)
Balance at December 31, 2018	55,599
Provided during the year	80,048
Utilized during the year	(86,120)
Balance at December 31, 2019	49,527
Provided during the year	74,742
Utilized during the year	(91,487)
Balance at December 31, 2020	32,782

The warranty costs recorded in cost of revenue were RMB68,866, RMB80,048 and RMB74,742 during the years ended December 31, 2018, 2019 and 2020, respectively.